Payroll expenses and compensation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Payroll expenses and compensation
4. Payroll expenses and compensation

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Salary, payroll tax, benefits, other	$14,917	$19,219	$16,801
Share-based compensation	2,755	2,531	2,969

Total	$17,672	$21,750	$19,770

The entities in the group provides health and other insurances generally in line with common practice in their respective jurisdictions.
The parent company provides a contribution-based pension insurance plan for all its employees. The plan satisfies the Norwegian mandatory service pension rules (obligatorisk tjenestepensjon, OTP). The contribution is 2% and 10% of the employee’s annual eligible salary. The pension plan is a fully insured, defined contribution plan.
Employees of IDEX America may participate in an insured health, dental and vision plan. IDEX America also offers employer-funded plans for life insurance, short-term disability and long-term disability. IDEX America does not offer or plan to offer any pension plans, except for a 401(k) defined contribution plan.

IDEX China contributes to the mandatory social security plans in China, including contribution of 21% of eligible salary to each employee’s personal retirement fund. The pension contribution is included in the social security cost.
IDEX UK contributes between 4% and 6% of basic salary to employees enrolled in IDEX UK’s pension plan, subject to the employee contributing the same percentage through a salary sacrifice arrangement. The contribution satisfies the UK automatic enrollment rules. The pension plan is a fully insured, defined contribution plan.
In 2020, IDEX had two share-based compensation programs: Incentive subscription rights (SRs), and an employee share purchase plan (ESPP). In 2019, the company operated only an SR program. The notional cost of SRs is based on the fair value of SRs at grant. The cost is expensed over the vesting period per tranche of grant, which means the cost is front-loaded over the full duration. The expense is non-cash,
and the same amount is added to equity. The potential employer’s tax liability is calculated on the intrinsic value of the pro-rata
earned subscription rights at year end, and the net change from the year before is expensed or reversed. Upon exercise, the notional cost remains as recognized, while actual employer’s tax, if any, on exercise is recognized by the relevant entity when incurred. The cost of ESPP is the discount from the fair market value on the date the shares are subscribed for, and the price paid by the employee. This cost is recognized by the parent company on the subscription date. Any related employer’s tax is recognized on the date the employer’s tax is incurred, which date varies by jurisdiction and employee disposition.
Compensation of Key Management
Key management consisted of the CEO, CFO and CTO in 2020, and CEO, CFO, CIO and CTO in 2019. Note there was a change of CEO in 2020 and a change of CFO in 2019. The following amounts were recognized as an expense in the periods. Employers’ tax is not included:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Short-term employee benefits	$906	$1,367	$1,405
Medical and similar benefits, contributions to pension schemes	66	52	26
Share-based compensation	449	840	1,616

Total compensation of key management	$1,421	$2,259	$3,047

Subscription rights to shares held by key management under the subscription rights incentive plans have the following expiry dates and exercise prices:

			Number outstanding as of December 31,
Grant Date	Expiry Date	Exercise Price (NOK per share)	2020	2019	2018
September 15, 2014	May 7, 2019	4.45			350,000
February 26, 2016	May 12, 2020	8.10			375,000
August 10, 2016	May 11, 2021	7.79	—	775,000	500,000
November 9, 2016	May 11, 2021	6.59	—	1,400,000	1,400,000
February 24, 2017	May 11, 2021	6.59	—	750,000	750,000
August 9, 2017	May 12, 2022	7.76	—	515,000	830,000
February 21, 2018	May 12, 2022	4.67	—	4,500,000	4,500,000
May 9, 2018	May 9, 2023	4.28	—	2,250,000	3,000,000
August 14, 2019	May 9, 2024	1.65	2,327,800	3,774,000	—
February 26, 2020	May 9, 2024	1.11	5,000,000	—	—
June 17, 2020	May 15, 2025	1.71	1,125,000	—	—
Compensation paid to the board of directors is presented in Note 7.